Summary Prospectus May 1, 2013


                                                          [DWS INVESTMENTS LOGO]
                                                             Deutsche Bank Group


DWS U.S. BOND INDEX FUND






CLASS/Ticker    A   BONDX    INST   BTUSX    S   BONSX

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus, Statement of Additional Information (SAI) and other information about the fund online at https://www.dws-investments.com/mutualpros. You can also get this information at no cost by e-mailing a request to service@dws.com, calling (800) 728-3337 or asking your financial advisor. The prospectus and SAI, both dated May 1, 2013, as supplemented, are incorporated by reference into this Summary Prospectus.

INVESTMENT OBJECTIVE


The fund seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Barclays U.S. Aggregate Bond Index (the "Barclays U.S. Aggregate Bond Index"), which emphasizes government securities, mortgage-backed securities and corporate investment grade debt securities.



FEES AND EXPENSES OF THE FUND


These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $100,000 in DWS funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class in the prospectus (p. 26) and Purchase and Redemption of Shares in the fund's SAI (p. II-15).


SHAREHOLDER FEES (paid directly from your investment)


                                                        A    INST      S
                                               ----------  ------  -----
Maximum sales charge (load) imposed on
purchases, as % of offering price                   2.75   None    None
----------------------------------------------      ----   ------  ---
Maximum deferred sales charge (load), as % of
redemption proceeds                               None     None    None
----------------------------------------------    ------   ------  ---
Account Maintenance Fee (annually, for fund
balances below $10,000 and subject to certain
exceptions)                                      $   20    None    $20
----------------------------------------------   -------   ------  ---

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)


                                                        A        INST           S
                                                ---------  ----------  ----------
Management fee                                      0.15       0.15        0.15
-----------------------------------------------     ----       ----        ----
Distribution/service
(12b-1) fees                                        0.24      None        None
-----------------------------------------------     ----      -----       -----
Other expenses                                      0.31       0.22        0.33
-----------------------------------------------     ----      -----       -----
TOTAL ANNUAL FUND OPERATING EXPENSES                0.70       0.37        0.48
-----------------------------------------------     ----      -----       -----
Fee waiver/expense reimbursement                    0.03       0.00        0.00
-----------------------------------------------     ----      -----       -----
TOTAL ANNUAL FUND OPERATING EXPENSES AFTER FEE
WAIVER/EXPENSE REIMBURSEMENT                        0.67       0.37        0.48
-----------------------------------------------     ----      -----       -----

The Advisor has contractually agreed through April 30, 2014 to waive and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses at a ratio no higher than 0.67% (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses) for Class A. The agreement may only be terminated with the consent of the fund's Board.


EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period for Class A) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



YEARS           A    INST       S
-------  --------  ------  ------
1        $ 342     $38     $49
--       -----     ---     ---
3          490     119     154
--       -----     ---     ---
5          651     208     269
--       -----     ---     ---
10       1,119     468     604
--       -----     ---     ---

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.


Portfolio turnover rate for fiscal year 2012: 105%.

PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. Under normal circumstances, the fund invests at least 80% of assets, determined at the time of purchase, in securities included in the Barclays U.S. Aggregate Bond Index and in derivative instruments, such as futures contracts and options, that provide exposure to the securities of companies in the index. The fund's securities are weighted to attempt to make the fund's total investment characteristics similar to those of the index as a whole. The fund may also hold short-term debt securities and money market instruments.


The BARCLAYS U.S. AGGREGATE BOND INDEX is an unmanaged index representing domestic taxable investment grade bonds, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with an average maturity of one year or more at the time of their issue.


MANAGEMENT PROCESS. Portfolio management uses quantitative analysis techniques to structure the fund to seek to obtain a high correlation to the index while seeking to keep the fund as fully invested as possible in all market environments. Portfolio management seeks a long-term correlation between fund performance, before expenses, and the index of 95% or better (perfect correlation being 100%). The fund uses an optimization strategy, investing in a statistically selected sample of the securities found in the index. The fund also attempts to replicate the index's duration (a measure of the sensitivity of bond prices to changes in interest rates). The index has an intermediate duration.


SECURITIES LENDING. The fund may lend securities (up to one-third of total assets) to approved institutions.



MAIN RISKS


There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


INTEREST RATE RISK. When interest rates rise, prices of debt securities generally decline. The longer the duration of the fund's debt securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) For any premium bonds (bonds acquired at prices that exceed their par or principal value) purchased by the fund, prepayment risk may be enhanced.


PREPAYMENT AND EXTENSION RISK. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's share price and yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.


CREDIT RISK. The fund's performance could be hurt if an issuer of a security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or inability to meet a financial obligation.


INDEXING RISK. An index fund's performance may not exactly replicate the performance of its target index, for several reasons. For example, the fund incurs fees, administrative expenses and transaction costs that the index itself does not. The fund may use sampling techniques (investing in a representative selection of securities included in the index rather than all securities in the index), or the composition of its portfolio may diverge from that of the index. Also, while the exposure of the index to its component securities is by definition 100%, the fund's effective exposure to index securities may be greater or lesser than 100%, and may vary over time.


Because an index fund is designed to maintain a high level of exposure to its target index at all times, it will not take any steps to invest defensively or otherwise reduce the risk of loss during market downturns.


PRICING RISK. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.


SECURITIES LENDING RISK. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.



PAST PERFORMANCE


How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. For more recent performance figures, go to www.dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number included in this prospectus.



                                       2
                                                        DWS U.S. Bond Index Fund


                                                  SUMMARY PROSPECTUS May 1, 2013

For Class A and S shares, historical performance prior to class inception is based on the performance of the fund's original share class (Institutional Class) adjusted to reflect the higher expenses of the relevant share class.


CALENDAR YEAR TOTAL RETURNS (%) (Institutional Class)

These year-by-year returns do not include sales charges, if any, and would be lower if they did. Returns for other classes were different and are not shown here.



[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]


  2003      2004      2005      2006      2007      2008      2009      2010    2011      2012
  3.75      4.27      2.22      4.19      7.34      5.49      5.05      6.08    7.62      4.17




Best Quarter: 4.84%, Q4 2008          Worst Quarter: -2.60%, Q2 2004
Year-to-Date as of 3/31/2013: -0.15%

AVERAGE ANNUAL TOTAL RETURNS
(For periods ended 12/31/2012 expressed as a %)

After-tax returns (which are shown only for Institutional Class and would be different for other classes) reflect the highest historical individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.



                                 CLASS          1          5         10
                             INCEPTION       YEAR      YEARS      YEARS
                           -----------  ---------  ---------  ---------
CLASS A before tax         2/17/2009        0.87       4.66       4.27
-------------------------  ---------        ----       ----       ----
INST CLASS before tax      6/30/1997        4.17       5.67       5.00
-------------------------  ---------        ----       ----       ----
  After tax on
  distributions                             2.76       4.15       3.38
  After tax on distribu-
  tions and sale of fund
  shares                                    2.95       3.98       3.33
-------------------------  ---------        ----       ----       ----
CLASS S before tax         2/17/2009        4.01       5.48       4.80
-------------------------  ---------        ----       ----       ----
BARCLAYS U.S. AGGREGATE
BOND INDEX (reflects no
deduction for fees,
expenses or taxes)                          4.22       5.95       5.18
-------------------------  ---------        ----       ----       ----

MANAGEMENT


INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc.


SUBADVISOR

Northern Trust Investments, Inc.


PORTFOLIO MANAGER(S)

LOUIS R. D'ARIENZO. Vice President of Northern Trust Investments, Inc. Portfolio Manager of the fund. Joined the fund in 1997.


PURCHASE AND SALE OF FUND SHARES


MINIMUM INITIAL INVESTMENT ($)


                                                         AUTOMATIC
                                        UGMAS/          INVESTMENT
             NON-IRA            IRAS     UTMAS               PLANS
        ------------  --------------  --------  ------------------
A           1,000            500       1,000             500
------      -----            ---       -----             ---
INST    1,000,000           N/A         N/A             N/A
------  ---------           ----       -----            ----
S           2,500          1,000       1,000           1,000
------  ---------          -----       -----           -----

For participants in all group retirement plans, and in certain fee-based and wrap programs approved by the Advisor, there is no minimum initial investment and no minimum additional investment for Class A and S shares. For Section 529 college savings plans, there is no minimum initial investment and no minimum additional investment for Class S shares. In certain instances, the minimum initial investment may be waived for Institutional Class shares. There is no minimum additional investment for Institutional Class shares. The minimum additional investment in all other instances is $50.


TO PLACE ORDERS


MAIL           New Accounts             DWS Investments, PO Box 219356
                                        Kansas City, MO 64121-9356
               Additional Investments   DWS Investments, PO Box 219154
                                        Kansas City, MO 64121-9154
               Exchanges and            DWS Investments, PO Box 219557
               Redemptions              Kansas City, MO 64121-9557
EXPEDITED MAIL                          DWS Investments, 210 West 10th Street
                                        Kansas City, MO 64105-1614
WEB SITE                                www.dws-investments.com
TELEPHONE                               (800) 728-3337
                                        M - F 8 a.m. - 8 p.m. ET
TDD LINE                                (800) 972-3006, M - F 8 a.m. - 8 p.m. ET


Initial investments must be sent by mail. You can make additional investments or sell shares of the fund on any business day by visiting our web site, by mail, or by telephone. The fund is generally open on days when the New York Stock Exchange is open for regular trading.


Institutional Class shares are generally available only to qualified institutions. Class S shares are only available to a limited group of investors.



TAX INFORMATION


The fund's distributions are generally taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-deferred investment plan.



PAYMENTS TO BROKER-DEALERS AND

OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.


                                       3
                                                        DWS U.S. Bond Index Fund
                                         SUMMARY PROSPECTUS May 1, 2013 DBIF-SUM